Subsequent events (Details) - Subsequent event - Shanghai Kuanghui Internet Technology Co Ltd ¥ in Millions	Jan. 27, 2025 CNY (¥)
Subsequent events
Acquisition Percentage (%)	100.00%
Consideration amount	¥ 500